Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (shares)	57,102,290	43,188,042
Common stock, shares issued (shares)	38,121,951	5,854,147
Common stock, shares outstanding (shares)	38,121,951	5,854,147